Goodwill and intangible assets (Details 1)	12 Months Ended
Dec. 31, 2022
Discount Rate	15.5
Terminal value growth rate	3.00%
Minimum [Member]
Forecasted revenue growth rates	3.00%
Maximum [Member]
Forecasted revenue growth rates	42.00%